Other Operating Income	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Operating Income

18. Other Operating Income

The Chinese tax bureau implemented a new tax rule which states that for the period between April 1, 2019 to December 31, 2021, companies from selected service industries (i.e. postal services, telecommunication services, modern services and lifestyle services) qualify for an additional 10 percent super deduction of input VAT in addition to the existing, deductible input VAT. This policy has further been extended to December 31, 2023. The Company obtained the relevant certificate in 2019 and recorded a benefit from the super deduction of RMB33.1 million, RMB21.0 million and RMB0.2 million in other operating income for the years ended December 31, 2022, 2023 and 2024, respectively. In 2022, 2023 and 2024, other operating income also included a VAT related refund of RMB40.8 million, RMB6.3 million and RMB13.2 million, respectively, which was recorded upon receipt.